Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. This disclosure is intended to comply with the requirements of Item 402(v) of Regulation
S-K
applicable to “smaller reporting companies.” For further information concerning the Company’s compensation philosophy and how the Company seeks to align executive compensation with the Company’s performance, refer to “Compensation of Executive Officers” above.

Year	Summary Compensation Table Total for PEO (1) ($)	Compensation Actually Paid to PEO (2) ($)	Average Summary Compensation Table Total for Non-PEO NEOs (3) ($)	Average Compensation Actually Paid to Non-PEO NEOs (4) ($)	Value of Initial Fixed $100 Investment Based on Total Stockholder Return (5) ($)	Net (Loss) Income (millions) (6) ($)
(a)	(b)	(c)	(d)	(e)	(f)	(h)
2023	$2,482,735	$2,072,442	$5,414,556	$4,425,847	$41.92	($40.8)
2022	$2,344,168	$2,344,168	$1,008,038	$955,627	$41.69	($17.1)
2021	$3,510,795	$3,510,795	$1,135,708	$349,707	$47.25	$15.8

(1)
The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Hughes (our current Chief Executive Officer and PEO) for 2023, and for James Neal (our former Chief Executive Officer and PEO) for 2022 and 2021, for each corresponding year in the “Total” column of the Summary Compensation Table included herein and in our proxy statement for the 2023 annual meeting. Refer to “Compensation of Executive Officers—Summary Compensation Table.”

(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Hughes (for 2023) and Mr. Neal (for 2022 and 2021) as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Hughes (for 2023) and Mr. Neal (for 2022 and 2021) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Mr. Hughes’ total compensation for each year to determine the compensation actually paid for 2023:

Year	Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards (a) ($)	Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Compensation Actually Paid to PEO ($)
2023	$2,482,735	$(2,288,985)	$551,376	$1,327,316	$2,072,442

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Hughes (for 2023) and Mr. Neal (for 2022 and 2021), each of whom, served as our CEO during the applicable period) in the “ Total” column of the Summary Compensation Table in each applicable year. For 2023, this includes Mr. Burns and Mr. Sitko. For 2022 and 2021, Mr. Burns was the sole NEO (excluding Mr. Neal) included for purposes of calculating the average amounts in the applicable year.

(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Hughes (for 2023) and Mr. Neal (for 2022 and 2021)), as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average

amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Hughes (for 2023) and Mr. Neal (for 2022 and 2021)) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Hughes) for 2023 to determine the compensation actually paid, using the same methodology described above in Note (2):

Year	Average Summary Compensation Table Total for PEO ($)	Average Reported Value of Equity Awards (a) ($)	Average Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Change in Fair Value from Prior Year End to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year ($)	Compensation Actually Paid to PEO ($)
2023	$5,414,556	$(4,601,396)	$3,616,549	$(3,862)	$4,425,847

(5)
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. The beginning of the measurement period for each year reported is December 31, 2020.

(6)	The dollar amounts reported represent the amount of net loss reflected in the Company’s audited financial statements for the applicable year.

Named Executive Officers, Footnote	Mr. Burns and Mr. Sitko. For 2022 and 2021, Mr. Burns was the sole NEO (excluding Mr. Neal) included for purposes of calculating the average amounts in the applicable year.
PEO Total Compensation Amount	$ 2,482,735	$ 2,344,168	$ 3,510,795
PEO Actually Paid Compensation Amount	$ 2,072,442	2,344,168	3,510,795
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Hughes (for 2023) and Mr. Neal (for 2022 and 2021) as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Hughes (for 2023) and Mr. Neal (for 2022 and 2021) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Mr. Hughes’ total compensation for each year to determine the compensation actually paid for 2023:

Year	Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards (a) ($)	Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Compensation Actually Paid to PEO ($)
2023	$2,482,735	$(2,288,985)	$551,376	$1,327,316	$2,072,442

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

Non-PEO NEO Average Total Compensation Amount	$ 5,414,556	1,008,038	1,135,708
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,425,847	955,627	349,707
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Hughes (for 2023) and Mr. Neal (for 2022 and 2021)), as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average

amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Hughes (for 2023) and Mr. Neal (for 2022 and 2021)) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Hughes) for 2023 to determine the compensation actually paid, using the same methodology described above in Note (2):

Year	Average Summary Compensation Table Total for PEO ($)	Average Reported Value of Equity Awards (a) ($)	Average Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Change in Fair Value from Prior Year End to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year ($)	Compensation Actually Paid to PEO ($)
2023	$5,414,556	$(4,601,396)	$3,616,549	$(3,862)	$4,425,847

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Cumulative TSR
The chart below shows the relationship between the compensation actually paid to our PEO and the average compensation actually paid to our non-PEO
NEOs, on the one hand, to the Company’s cumulative TSR over the three years presented in the table, on the other.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income (Loss)
As a biotech royalty aggregator, our revenue is comprised of licensing fees, milestone payments and royalties from our legacy discovery and development business and future milestone payments and royalties from our royalty aggregator business. Consequently, we did not use net income (loss) as a performance measure in our executive compensation program. Moreover, because the generation of revenues related to licensing fees, milestone payments, and royalties is dependent on the achievement of milestones or product sales by our partners, we do not believe there is any meaningful relationship between our net income and compensation actually paid to our NEOs during the periods presented.

Total Shareholder Return Amount	$ 41.92	41.69	47.25
Net Income (Loss)	$ (40,800,000)	$ (17,100,000)	$ 15,800,000
PEO Name	Mr. Hughes
PEO | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,288,985)
PEO | Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	551,376
PEO | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,327,316
Non-PEO NEO | Average Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,601,396)
Non-PEO NEO | Average Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,616,549
Non-PEO NEO | Change in Fair Value from Prior Year End to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,862)